RESIDENTIAL MORTGAGE LOAN SPONSOR LLC ABS-15G

Exhibit 99.6

Client Name:
Client Project Name:	RMLT 2021-1R
Start - End Dates:	2/14/2014 - 2/3/2020
Deal Loan Count:	24

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3590	TRID - At least one LE was delivered on or after the date that a CD was delivered	1
Compliance	Section 32	CMPS32371	Section 32 Loan per Points and Fees Test	1
Compliance	State High Cost	CMPSTHC332	TX High-Cost Loan by exceeding point and fee threshold,	1
Total				8

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